MAJOR CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2011
MAJOR CUSTOMERS AND SUPPLIERS
MAJOR CUSTOMERS AND SUPPLIERS

19.  MAJOR CUSTOMERS AND SUPPLIERS

There is no customer that contributed more than 10% of net revenue or accounts receivable.

The following table summarizes suppliers which contributed more than 10% of total advances to suppliers:

	Advance to suppliers
	December 31,
	2009	2010	2011
	$	$	$
Company I	60,909,170	55,231,207	36,383,712
Company II	15,867,279	35,987,103	41,982,828
Company III	21,600,000	15,593,040	45,924,240
Company IV	17,744,468	10,611,000	4,440,450